OTHER RECEIVABLES (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Construction deposit		$ 40,168		$ 24,436	$ 8,183
Subsidy receivable		46,893		48,538	48,761
Loan receivables		94,432		$ 97,744	114,559
Deposit for equipment purchase		314,772
Others		98,744		$ 30,770	2,874
Other receivables, gross		595,009		201,488	174,377
Less: allowance for doubtful accounts		(129,214)		(118,873)	(98,193)
Other receivables, net		465,795		82,615	76,184
Increase in allowance for doubtful accounts		$ 14,820	$ 0	$ 21,113	$ 0
Pro Forma Adjustments [Member]
Other receivables, net
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Other receivables, net	[1]
M & A Holding Corp. [Member]
Other receivables, net
Pro Forma Combined [Member]
Other receivables, net		$ 465,795

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.